UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

January 31, 2012

Security	Principal [a] (000s)	Value

FOREIGN GOVERNMENT BONDS & NOTES—97.09%

BRAZIL—13.02%
Brazil (Federative Republic of)
0.00%, 01/01/15	2,706	$1,151,617
10.00%, 01/01/13	4,548	2,387,643
10.00%, 01/01/21	849	450,612

		3,989,872

CHILE—0.35%
Chile (Republic of)
5.50%, 08/05/20	50,000	105,641

		105,641

COLOMBIA—4.15%
Colombia (Republic of)
9.25%, 05/14/14	1,500,000	883,995
9.85%, 06/28/27	486,000	386,851

		1,270,846

CZECH REPUBLIC—4.19%
Czech (Republic of)
2.80%, 09/16/13	8,400	442,968
4.60%, 08/18/18	9,150	523,356
5.70%, 05/25/24	5,010	318,428

		1,284,752

EGYPT—1.77%
Egypt (Arab Republic of)
11.60%, 10/05/13	3,462	542,687

		542,687

HUNGARY—3.72%
Hungary (Republic of)
5.50%, 02/12/16	173,910	688,593
6.00%, 10/24/12	74,850	327,514
6.00%, 11/24/23	35,760	124,317

		1,140,424

INDONESIA—4.35%
Indonesia (Republic of)
9.50%, 06/15/15	1,548,000	197,643
9.50%, 07/15/31	3,762,000	560,195
10.00%, 07/15/17	1,623,000	223,203
10.00%, 09/15/24	2,328,000	351,888

		1,332,929

ISRAEL—4.17%
Israel (State of)
3.50%, 09/30/13	2,328	632,106
6.00%, 02/28/19	2,145	644,781

		1,276,887

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

January 31, 2012

MALAYSIA—4.41%
Malaysia (Federation of)
3.70%, 02/25/13	1,776	588,970
5.73%, 07/30/19	2,013	762,267

		1,351,237

MEXICO—8.04%
United Mexican States
6.25%, 06/16/16	11,585	932,800
6.50%, 06/10/21	8,805	705,065
8.50%, 11/18/38	4,963	433,205
9.00%, 06/20/13	4,838	393,616

		2,464,686

PERU—0.99%
Peru (Republic of)
8.20%, 08/12/26	684	303,732

		303,732

PHILIPPINES—3.95%
Philippines (Republic of the)
7.00%, 01/27/16	26,514	675,540
8.13%, 12/16/35	18,360	534,664

		1,210,204

POLAND—4.35%
Poland (Republic of)
5.25%, 04/25/13	1,602	499,845
5.75%, 04/25/14	1,017	321,350
5.75%, 09/23/22	1,629	510,742

		1,331,937

RUSSIA—4.46%
Russian Federation (The)
7.85%, 03/10/18(b)	40,000	1,365,878

		1,365,878

SOUTH AFRICA—4.37%
South Africa (Republic of)
6.25%, 03/31/36	2,985	291,299
8.25%, 09/15/17	7,779	1,047,885

		1,339,184

SOUTH KOREA—21.87%
South Korea (Republic of)
4.25%, 12/10/12	1,562,790	1,401,405
4.75%, 03/10/12	674,790	601,491
4.75%, 09/17/13	1,396,960	1,268,873
5.25%, 09/10/15	1,648,970	1,555,362
5.50%, 09/10/17	768,000	749,924
5.50%, 12/10/29	1,050,030	1,123,593

		6,700,648

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

January 31, 2012

THAILAND—4.36%
Thailand (Kingdom of)
3.63%, 05/22/15	27,009	888,375
6.15%, 07/07/26	10,593	446,602

		1,334,977

TURKEY—4.57%
Turkey (Republic of)
10.00%, 01/09/13	1,356	769,981
10.00%, 06/17/15	1,101	630,776

		1,400,757
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $29,175,262)		29,747,278

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	12,958	12,958

		12,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,958)		12,958

TOTAL INVESTMENTS IN SECURITIES—97.13%
(Cost: $29,188,220)		29,760,236
Other Assets, Less Liabilities—2.87%		877,610

NET ASSETS—100.00%		$30,637,846

(a)	Principal amounts shown are in the local currency of the issuer.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

This schedule of investments relates only to the iShares Emerging Markets Local Currency Bond Fund (the “Fund”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and exchange-traded financial futures contracts. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of January 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Foreign Government Bonds & Notes	$—	$29,747,278	$—	$29,747,278
Short-Term Investments	12,958	—	—	12,958

	$12,958	$29,747,278	$—	$29,760,236

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2012, the cost of investments for federal income tax purposes was $29,188,215. Net unrealized appreciation was $572,021, of which $806,592 represented gross unrealized appreciation on securities and $234,571 represented gross unrealized depreciation on securities.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

The Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

3. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 18, 2012